Accumulated other comprehensive income (loss) (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Accumulated other comprehensive income loss [Line Items]
Net gain on sale of financial instruments at FVOCI		$ (696)	$ (8,078)	$ 2,114
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	[1]	(2,483)	3,551	(8,365)
Interest expense - borrowings and deposits		63,417	70,558	63,045
Realized gains (losses) on financial instruments at FVOCI [Member]
Disclosure of Accumulated other comprehensive income loss [Line Items]
Interest income - financial instruments at FVOCI		0	0	240
Net gain on sale of financial instruments at FVOCI		24	(7,243)	393
Derivative financial instruments and hedging		(108)	6,213	(4,786)
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	[1]	(84)	(1,030)	(4,153)
Gains (losses) on derivative financial instruments [Member]
Disclosure of Accumulated other comprehensive income loss [Line Items]
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	[1]	(2,399)	4,581	(4,212)
Interest income - loans at amortized cost		(7,611)	(4,750)	(1,822)
Interest expense - borrowings and deposits		(2,102)	1,679	0
Net gain (loss) on foreign currency exchange		7,216	6,060	(2,390)
Net gain (loss) on interest rate swaps		86	1,104	(229)
Net gain (loss) on cross-currency interest rate swap		$ 12	$ 488	$ 84

[1]	Reclassification adjustments include amounts recognized in profit of the year that had been part of other comprehensive income (loss) in this and previous years.